Financial risk management and financial instruments - Sensitivity (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R) R / $ R / shares $ / shares	Jun. 30, 2022 ZAR (R) R / $	Jun. 30, 2021 ZAR (R)	Jun. 30, 2023 USD ($) R / $ R / shares $ / shares	Nov. 30, 2022 USD ($)	Nov. 08, 2022 USD ($) R / $ R / shares $ / shares
Disclosure of financial instruments
Fair value loss recognised in other operating expenses and income	R (3,287)	R 18,325	R (2,282)
Unsecured debt | US Dollar Convertible Bond, November 2027
Disclosure of financial instruments
Contract amount	14,123			$ 750	$ 750	$ 750
Commodity and currency derivative assets and liabilities | Rand/USD spot price
Disclosure of financial instruments
Increase/(decrease) in profit or loss from decrease in significant input variable	(964)
Oxygen supply contract embedded derivative assets and liabilities
Disclosure of financial instruments
Balance at the beginning of the year	(339)	(373)
Amounts settled during the year	22	98
Fair value loss recognised in other operating expenses and income	794	(64)	(2,058)
Balance at the end of the year	R 477	R (339)	R (373)
Oxygen supply contract embedded derivative assets and liabilities | Rand/USD spot price
Disclosure of financial instruments
Increase in price or rate assumption | R / $	1	1		1
Decrease in price or rate assumption | R / $	(1)	(1)		(1)
Increase/(decrease) in profit or loss from increase in significant input variable	R (478)	R (513)
Increase/(decrease) in profit or loss from decrease in significant input variable	R 478	R 513
Oxygen supply contract embedded derivative assets and liabilities | US$ Swap curve
Disclosure of financial instruments
Increase in significant input variable (as a percent)	0.10%	0.10%		0.10%
Decrease in significant input variable (as a percent)	(0.10%)	(0.10%)		(0.10%)
Increase/(decrease) in profit or loss from increase in significant input variable	R 87	R 86
Increase/(decrease) in profit or loss from decrease in significant input variable	R (89)	R (87)
Oxygen supply contract embedded derivative assets and liabilities | Rand Swap curve
Disclosure of financial instruments
Increase in significant input variable (as a percent)	1.00%	1.00%		1.00%
Decrease in significant input variable (as a percent)	(1.00%)	(1.00%)		(1.00%)
Increase/(decrease) in profit or loss from increase in significant input variable	R (734)	R (786)
Increase/(decrease) in profit or loss from decrease in significant input variable	848	R 911
Convertible bond embedded derivative liability
Disclosure of financial instruments
Recognition of embedded derivative upon issue of bond	2,089
Fair value loss recognised in other operating expenses and income	(867)
Translation of foreign operations	80
Balance at the end of the year	R 1,302
Convertible bond embedded derivative liability | Rand/USD spot price
Disclosure of financial instruments
Significant inputs liabilities | R / $	18.83			18.83		18.23
Convertible bond embedded derivative liability | Conversion price
Disclosure of financial instruments
Significant inputs liabilities | $ / shares	19.86			19.86		20.39
Convertible bond embedded derivative liability | Spot share price
Disclosure of financial instruments
Significant inputs liabilities | R / shares	233.26			233.26		285.95
Convertible bond embedded derivative liability | Observable bond market price
Disclosure of financial instruments
Significant inputs liabilities	0.947			0.947		1
Convertible bond embedded derivative liability | Credit spread
Disclosure of financial instruments
Increase in significant input variable (as a percent)	1.00%			1.00%
Decrease in significant input variable (as a percent)	(1.00%)			(1.00%)
Increase/(decrease) in profit or loss from increase in significant input variable	R (433)
Increase/(decrease) in profit or loss from decrease in significant input variable	R 455
Significant inputs liabilities	0.0460			0.0460		0.0427
Convertible bond embedded derivative liability | Volatility
Disclosure of financial instruments
Increase in significant input variable (as a percent)	5.00%			5.00%
Decrease in significant input variable (as a percent)	(5.00%)			(5.00%)
Increase/(decrease) in profit or loss from increase in significant input variable	R (377)
Increase/(decrease) in profit or loss from decrease in significant input variable	R 364
Significant inputs liabilities	0.2784			0.2784		0.2844